Segment information: Additional information (Details) - location	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating segments:
Number of airports		9
Aeropuerto de Cancun, S. A. de C. V.
Operating segments:
Proportion of interest in subsidiary		100.00%	100.00%
Airplan
Operating segments:
Proportion of interest in subsidiary		100.00%
Aerostar
Operating segments:
Proportion of interest in subsidiary	60.00%	60.00%